Income Taxes - Additional Information (Detail)	12 Months Ended					0 Months Ended	12 Months Ended										12 Months Ended	36 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC [Member] CNY	Feb. 07, 2014 GetJar, Inc. [Member]	Dec. 31, 2014 Go Portal Inc. [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Net Operating Loss Carry Forwards Expires In Two Thousand Thirty Four [Member] U.S. federal [Member] USD ($)	Dec. 31, 2014 Net Operating Loss Carry Forwards Expires In Two Thousand Thirty Four [Member] U.S. federal [Member] CNY	Dec. 31, 2014 Net Operating Loss Carry Forwards Expires In 2015 [Member] PRC [Member] CNY	Dec. 31, 2014 Net Operating Loss Carry Forwards Expires In 2016 [Member] PRC [Member] CNY	Dec. 31, 2014 Net Operating Loss Carry Forwards Expires In 2017 [Member] PRC [Member] CNY	Dec. 31, 2014 Net Operating Loss Carry Forwards Expires In 2018 [Member] PRC [Member] CNY	Dec. 31, 2014 Net Operating Loss Carry Forwards Expires In 2019 [Member] PRC [Member] CNY	Dec. 31, 2014 HNTE [Member]	Dec. 31, 2013 HNTE [Member] Jiubang Digital [Member]	Dec. 31, 2010 HNTE [Member] Jiubang Digital [Member]	Dec. 31, 2016 HNTE [Member] Forecast [Member] Jiubang Digital [Member]
Schedule Of Income Taxes [Line Items]
Provision for Hong Kong Profits Tax	$ 0
Statutory income tax rate	25.00%	25.00%				34.00%	34.00%										15.00%
State corporation tax rate						8.84%	8.84%
Aggregate income tax rate	25.00%	25.00%				39.83%	39.83%											15.00%	15.00%	15.00%
Tax exemption description	Jiubang Computer and Hengye Software qualified as eligible software enterprises in 2013 and 2014, respectively, which entitled each of them to a two-year full tax exemption followed by a three-year 50% tax exemption, commencing from the year in which its accumulated taxable income is greater than zero.	Jiubang Computer and Hengye Software qualified as eligible software enterprises in 2013 and 2014, respectively, which entitled each of them to a two-year full tax exemption followed by a three-year 50% tax exemption, commencing from the year in which its accumulated taxable income is greater than zero.
Tax loss carryforwards					33,064,011					4,223,513	25,843,676	258,154	4,379,964	2,193,356	5,887,888	20,344,649
Withholding income tax rate	10.00%	10.00%
Undistributed earnings		93,393,764	52,432,644
Unrecognized tax benefits		17,603,384	18,380,952
Interest and penalty expenses recorded		0	0	0
Unrecognized tax benefits will be recognized in next twelve months		17,603,384
Maximum period for claw back underpaid tax	3 years	3 years
Maximum period for claw back underpaid tax under special circumstances	5 years	5 years
Statute of limitations expiration period, in case of transfer pricing issue	10 years	10 years
Underpayment of taxes considered for statute of limitations period extension		100,000
Open tax years								2009	2014